Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contracts with Customers [Abstract]
Source of Non-Interest Income
The following table presents the Company’s sources of Non-Interest Income for the years ended December 31, 2018 and 2017.  Items outside the scope of ASC 606 are noted as such.

(dollars in thousands)	For the years ended December 31,
	2018	2017
Non-interest income
Service Charges on Deposits
Overdraft fees	$3,543	3,492
Other	455	477
Interchange Income	4,822	4,743
Wealth management fees	6,283	6,584
Other (a)	2,978	3,077

Total non-interest income	$18,081	18,373

(a) Not within the scope of ASC 606.